Debt - Summary of Outstanding Notes (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Revolving Credit Facility [Member] | Floating Revolving Credit Facility Due 2017 [Member]
Debt Instrument [Line Items]
Interest rate terms	-
Maturity date	2020
Loans Payable [Member] | Floating Term Loan Due 2017 [Member]
Debt Instrument [Line Items]
Principal amount - variable	$ 392,000,000
Interest rate terms	LIBOR plus 2% with a floor of 0.75%
Current coupon rate - variable	2.75%
Maturity date	2017
Loans Payable [Member] | Floating Term Loan Due In 2020 [Member]
Debt Instrument [Line Items]
Principal amount - variable	$ 391,000,000
Interest rate terms	LIBOR plus 2.50% with a floor of 0.75%
Current coupon rate - variable	3.25%
Maturity date	2020
Loans Payable [Member] | Floating Term Loan Due In 2020 [Member]
Debt Instrument [Line Items]
Principal amount - variable	$ 2,700,000,000
Interest rate terms	LIBOR plus 3% with a floor of 0.75%
Current coupon rate - variable	3.75%
Maturity date	2020
Unsecured Debt [Member] | Senior Unsecured Notes Due 2016 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	$ 500,000,000
Maturity date	2016
Current coupon rate - fixed	3.50%
Unsecured Debt [Member] | Senior Unsecured Notes Due 2018 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	$ 750,000,000
Maturity date	2018
Current coupon rate - fixed	3.75%
Unsecured Debt [Member] | Senior Unsecured Notes Due 2020 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	$ 600,000,000
Maturity date	2020
Current coupon rate - fixed	4.125%
Unsecured Debt [Member] | Senior Unsecured Notes Due 2021 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	$ 500,000,000
Maturity date	2021
Current coupon rate - fixed	5.75%
Unsecured Debt [Member] | Senior Unsecured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	$ 400,000,000
Maturity date	2022
Current coupon rate - fixed	4.625%
Unsecured Debt [Member] | Senior Unsecured Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	$ 500,000,000
Maturity date	2023
Current coupon rate - fixed	5.75%
Secured Debt [Member] | Senior Secured Notes Due 2021 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	$ 500,000,000
Maturity date	2021
Current coupon rate - fixed	5.00%
Secured Debt [Member] | Senior Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	$ 960,000,000
Maturity date	2022
Current coupon rate - fixed	6.00%
Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount - fixed	$ 1,150,000,000
Maturity date	2019
Current coupon rate - fixed	1.00%